Total
Invesco Short Term Treasury ETF
Summary Information
Investment Objective
The Invesco Short Term Treasury ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the ICE U.S. Treasury Short Bond Index (the “Underlying Index”).
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Invesco Short Term Treasury ETF Invesco Short Term Treasury ETF
Management Fees	0.08%
Other Expenses	none
Total Annual Fund Operating Expenses	0.08%

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This example does not include brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Invesco Short Term Treasury ETF | Invesco Short Term Treasury ETF | USD ($)	8	26	45	103

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the most recent fiscal year, the Fund did not have a portfolio turnover rate, since the Fund invested only in securities that are excluded from portfolio turnover rate calculations.

Principal Investment Strategies
The Fund generally will invest at least 80% of its total assets in the components of the Underlying Index.
Strictly in accordance with its guidelines and mandated procedures, ICE Data Indices, LLC (the “Index Provider”) compiles, maintains and calculates the Underlying Index, which is designed to measure the performance of U.S. Treasury Obligations with a maximum remaining maturity of less than or equal to 12 months. “U.S. Treasury Obligations” refer to securities issued or guaranteed by the U.S. Treasury where the payment of principal and interest is backed by the full faith and credit of the U.S. government. They include U.S. Treasury notes, bills and bonds. The Fund expects to invest 100% of its total assets in cash and U.S. Treasury Obligations with a maximum remaining maturity of less than or equal to 12 months.
The Underlying Index includes all publicly-issued, non-convertible U.S. Treasury Obligations that: (i) are issued in U.S. dollars, (ii) have a minimum remaining maturity greater than one month and a maximum remaining maturity of less than or equal to 12 months at the time of rebalance, (iii) have a fixed coupon schedule, and (iv) have a minimum adjusted amount outstanding of $300 million. The Underlying Index excludes inflation-linked securities, original issue zero coupon securities, floating rate notes, any government agency debt issued with or without a government guarantee and Separate Trading of Registered Interest and Principal of Securities (“STRIPS”). The Underlying Index uses a market value-weighted methodology.
As of October 31, 2023, the Underlying Index was comprised of 87 constituents.
The Fund does not purchase all of the securities in the Underlying Index; instead, the Fund utilizes a “sampling” methodology to seek to achieve its investment objective. In managing the Fund, Invesco Advisers, Inc. (the “Sub-Adviser”) selects component securities that are expected to have, in the aggregate, investment characteristics, risk factors and liquidity measures that are similar to, and therefore are representative of the Underlying Index.
The Fund is not a money market fund and does not attempt to maintain a stable net asset value.
Concentration Policy. The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries. The U.S. government, state and municipal governments and their agencies, authorities and instrumentalities are not deemed to be industries for this purpose.

Principal Risks of Investing in the Fund
Performance
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund’s average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year to year and by showing how the Fund’s average annual total returns compared with a broad measure of market performance. The Fund's performance reflects fee waivers, if any, absent which performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Updated performance information is available online at www.invesco.com/ETFs.

Annual Total Returns—Calendar Years

	Period Ended	Returns
Year-to-date	September 30, 2023	3.48%
Best Quarter	March 31, 2020	0.90%
Worst Quarter	March 31, 2022	-0.07%

Average Annual Total Returns (for the periods ended December 31, 2022)
Average Annual Returns - Invesco Short Term Treasury ETF		1 Year	5 Years	Since Inception	Inception Date
Invesco Short Term Treasury ETF		1.12%	1.24%	1.15%	Jan. 12, 2017
After Taxes on Distributions | Invesco Short Term Treasury ETF		0.55%	0.72%	0.67%
After Taxes on Distributions and Sale of Fund Shares | Invesco Short Term Treasury ETF		0.65%	0.72%	0.67%
ICE U.S. Treasury Short Bond Index (reflects no deduction for fees, expenses or taxes)	[1]	1.04%	1.28%	1.20%
[1]	Prior to July 1, 2022, index returns reflect no deduction for fees, expenses or taxes. Effective July 1, 2022, index returns reflect no deduction for taxes, but include transaction costs (as determined and calculated by the index provider), which may be higher or lower than the actual transaction costs incurred by the Fund.

After-tax returns in the above table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.